Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (6.6%)
[1]	United States Treasury Note/Bond	2.625%	12/31/23	128,000	128,780
	United States Treasury Note/Bond	0.875%	1/31/24	29,000	28,261
Total U.S. Government and Agency Obligations (Cost $160,513)					157,041
Asset-Backed/Commercial Mortgage-Backed Securities (11.3%)
[2]	Ally Auto Receivables Trust Class A3 Series 2019-3	1.930%	5/15/24	285	285
[2,3]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	1,250	1,247
[2,3]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	989	977
[2,3]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	2,500	2,488
[2,3]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	800	775
[2]	American Express Credit Account Master Trust Class B Series 2019-2	2.860%	11/15/24	1,000	1,000
[2]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	2,861	2,841
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	3,000	2,917
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	1,304	1,309
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	2,590	2,602
[2,3]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	6,000	5,899
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	1,480	1,484
[2,3]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	3,500	3,513
[2]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	4,100	4,067
[2,3]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	538	536
[2]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	1,680	1,665
[2]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	4,920	4,871
[2]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	2,825	2,816
[2]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	4,155	4,133
[2]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	1,737	1,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	1,300	1,290
[2]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.080%	2/10/27	1,500	1,493
[2]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	1,490	1,474
[2]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	228	227
[2,3,4,5]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	0.800%	10/25/41	1,509	1,498
[2,3]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	1,310	1,294
[2,3]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	2,060	2,062
[2,3]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	3,491	3,465
[2,3]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	4,637	4,579
[2,3]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	1,910	1,890
[2,3]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	1,741	1,708
[2]	Drive Auto Receivables Trust Class A2 Series 2021-2	0.360%	5/15/24	300	299
[2]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	3,381	3,379
[2]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	1,740	1,724
[2]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	1,160	1,140
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	2,500	2,478
[2]	Drive Auto Receivables Trust Class C Series 2019-4	2.510%	11/17/25	1,295	1,297
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	266	268
[2,3]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	116	116
[2,3]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	2,245	2,232
[2,3]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	1,099	1,089
[2,3]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	1,051	1,040
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	351	351
[2,3]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	5,000	4,851
[2]	Exeter Automobile Receivables Trust Class A2 Series 2021-3A	0.340%	1/16/24	269	269
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	7,000	6,989
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	1,120	1,112
[2]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	640	630
[2,3,4,5]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	0.950%	11/25/41	2,071	2,073
[2,3]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	2,685	2,650
[2,3]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	1,676	1,640
[2,3]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	1,571	1,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	3,422	3,396
[2]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	169	169
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,780	3,674
[2]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	1,050	1,024
[2,3]	Ford Credit Auto Owner Trust Class A Series 2017-2	2.360%	3/15/29	5,000	5,016
[2,3]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,879
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	1,120	1,126
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	1,000	983
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	5,000	5,016
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	1,820	1,824
[2,3,4,5]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA5, SOFR + 0.650%	0.749%	1/25/34	89	89
[2,3,4,5]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR + 0.800%	0.899%	10/25/41	1,570	1,553
[2,3]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	860	852
[2,3]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	1,624	1,611
[2,3]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	3,891	3,866
[2,3]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	2,190	2,186
[2]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	150	150
[2]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	3,460	3,418
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	2,258	2,265
[2,3]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	505	505
[2,5]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	349
[2,3]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,758
[2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	6/25/26	510	509
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	1,020	1,020
[2,3]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	4,103	4,080
[2,3]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	1,500	1,482
[2,3]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,500	2,437
[2,3]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	2,946	2,918
[2,3]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	4,340	4,287
[2,3]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,500	1,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	7,790	7,710
[2,3]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	4,424	4,352
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	5,000	4,864
[2]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	2,455	2,438
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	2,240	2,183
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	6,160	6,165
[2,3,5]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	0.788%	2/3/53	1,394	1,394
[2,3]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	1,326	1,308
[2]	Santander Drive Auto Receivables Trust Class A2 Series 2021-2	0.280%	4/15/24	1,125	1,124
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	10,000	9,973
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	6,000	5,941
[2]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	639	642
[2]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	663	668
[2]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	475	477
[2,3]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	3,597	3,573
[2,3]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	1,101	1,091
[2,3]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	3,000	2,904
[2,3]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	610	593
[2,3]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	1,000	1,000
[2,3]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	2,040	2,010
[2,3]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	8,140	8,079
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	125	126
[2,3]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	2,934	2,919
[2,3]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	1,800	1,748
[2,3]	Transportation Finance Equipment Trust Class A3 Series 2019-1	1.850%	4/24/23	889	890
[2]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	3,500	3,430
[2]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	1,500	1,469
[2]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	2,994
[2]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,644
[2,3]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	649	645
[2,3]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	3,804	3,766
[2,3]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,780	2,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,900	1,888
[2,3]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	780	776
[2]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	2,340	2,324
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	2,875	2,875
[2]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	1,558	1,547
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $270,896)					267,446
Corporate Bonds (69.2%)
Communications (2.5%)
	AT&T Inc.	3.000%	6/30/22	560	561
	AT&T Inc.	2.625%	12/1/22	3,138	3,153
	AT&T Inc.	0.900%	3/25/24	199	193
	British Telecommunications plc	4.500%	12/4/23	630	644
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	3,070	3,082
[3]	Cox Communications Inc.	2.950%	6/30/23	7,501	7,526
[3]	Deutsche Telekom International Finance BV	2.485%	9/19/23	150	149
	Discovery Communications LLC	2.950%	3/20/23	2,573	2,582
	Discovery Communications LLC	3.950%	6/15/25	2,096	2,109
[3]	Magallanes Inc.	3.428%	3/15/24	3,915	3,936
[3]	NTT Finance Corp.	0.373%	3/3/23	7,810	7,691
[3]	Sky Ltd.	3.125%	11/26/22	15,300	15,424
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	3,806	3,822
[6]	Verizon Communications Inc.	3.500%	2/17/23	1,570	1,191
	Vodafone Group plc	2.500%	9/26/22	727	730
[6]	Vodafone Group plc	3.250%	12/13/22	470	356
	Vodafone Group plc	2.950%	2/19/23	299	301
	Walt Disney Co.	1.650%	9/1/22	985	986
	Walt Disney Co.	3.000%	9/15/22	3,080	3,104
	Walt Disney Co.	0.304%	9/20/22	1,450	1,439
					58,979
Consumer Discretionary (5.5%)
	Amazon.com Inc.	2.500%	11/29/22	1,265	1,271
	Amazon.com Inc.	2.400%	2/22/23	138	139
	American Honda Finance Corp.	1.950%	5/20/22	4,201	4,204
	American Honda Finance Corp.	0.400%	10/21/22	50	50
	American Honda Finance Corp.	2.600%	11/16/22	635	638
	American Honda Finance Corp.	2.050%	1/10/23	146	146
	American Honda Finance Corp.	1.950%	5/10/23	1,252	1,247
	American Honda Finance Corp.	0.875%	7/7/23	2,000	1,967
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,471
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,414
	AutoZone Inc.	2.875%	1/15/23	1,511	1,518
	AutoZone Inc.	3.125%	7/15/23	6,561	6,609
[3]	BMW Finance NV	2.250%	8/12/22	2,012	2,013
[3]	BMW US Capital LLC	2.950%	4/14/22	2,823	2,825
[3]	BMW US Capital LLC	3.450%	4/12/23	5,980	6,059
[3]	BMW US Capital LLC	2.250%	9/15/23	2,455	2,446
[3]	Daimler Finance North America LLC	2.550%	8/15/22	2,428	2,439
[3]	Daimler Finance North America LLC	3.350%	2/22/23	545	550
[3]	Daimler Finance North America LLC	1.750%	3/10/23	4,000	3,980
[3]	Daimler Finance North America LLC	3.700%	5/4/23	547	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	ERAC USA Finance LLC	3.300%	10/15/22	2,031	2,047
[3]	ERAC USA Finance LLC	2.700%	11/1/23	5,018	5,012
	General Motors Co.	5.400%	10/2/23	970	1,005
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,301	1,301
	General Motors Financial Co. Inc.	3.550%	7/8/22	1,205	1,212
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,850	3,883
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,791	2,818
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,900	1,966
[3]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,009	1,011
[3]	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	1,000	1,001
	Home Depot Inc.	2.625%	6/1/22	239	239
	Lennar Corp.	4.750%	11/15/22	7,017	7,088
	Lowe's Cos. Inc.	3.120%	4/15/22	200	200
	Marriott International Inc.	3.250%	9/15/22	121	122
	Marriott International Inc.	2.125%	10/3/22	451	451
[3]	Nissan Motor Acceptance Co. LLC	2.650%	7/13/22	1,386	1,387
[3]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	996	995
[3]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	2,252	2,262
[3]	Nissan Motor Co. Ltd.	3.043%	9/15/23	5,337	5,316
	Ralph Lauren Corp.	1.700%	6/15/22	12,307	12,321
	Starbucks Corp.	3.850%	10/1/23	1,132	1,152
	Toyota Motor Corp.	0.681%	3/25/24	2,000	1,928
	Toyota Motor Credit Corp.	2.650%	4/12/22	2,512	2,513
	Toyota Motor Credit Corp.	2.150%	9/8/22	3,131	3,140
	Toyota Motor Credit Corp.	2.625%	1/10/23	4,236	4,256
	Toyota Motor Credit Corp.	2.700%	1/11/23	240	241
	Toyota Motor Credit Corp.	2.500%	3/22/24	9,435	9,434
[6]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	330	249
[6]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	2,590	1,957
[5,6]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.455%	9/14/22	650	487
[3]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,385	4,404
[3]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	1,399	1,388
[3]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	3,278	3,293
					129,619
Consumer Staples (4.4%)
[3]	7-Eleven Inc.	0.625%	2/10/23	14,479	14,255
[5,6]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	1.105%	9/6/22	860	645
	BAT Capital Corp.	2.764%	8/15/22	171	172
[3]	BAT International Finance plc	3.250%	6/7/22	100	100
	Campbell Soup Co.	3.650%	3/15/23	423	428
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,504
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,222	3,243
	Clorox Co.	3.050%	9/15/22	4,100	4,112
[3]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	2,500	2,445
	Conagra Brands Inc.	3.250%	9/15/22	1,134	1,144
	Conagra Brands Inc.	3.200%	1/25/23	6,978	7,028
	Constellation Brands Inc.	3.200%	2/15/23	7,100	7,147
	Constellation Brands Inc.	4.250%	5/1/23	3,845	3,917
	Diageo Investment Corp.	2.875%	5/11/22	1,710	1,713
	Diageo Investment Corp.	8.000%	9/15/22	201	207
	General Mills Inc.	2.600%	10/12/22	8,115	8,152
[3]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,705	4,707
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	0.750%	3/15/24	20	19
	McCormick & Co. Inc.	2.700%	8/15/22	2,943	2,954
	Molson Coors Beverage Co.	3.500%	5/1/22	308	308
[3]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	6,694	6,703
	PepsiCo Inc.	3.100%	7/17/22	2,200	2,206
[3]	Pernod Ricard SA	4.250%	7/15/22	3,000	3,024
	Philip Morris International Inc.	2.375%	8/17/22	1,334	1,338
	Philip Morris International Inc.	2.500%	8/22/22	688	691
	Philip Morris International Inc.	2.500%	11/2/22	2,924	2,940
	Philip Morris International Inc.	2.125%	5/10/23	135	135
	Procter & Gamble Co.	2.150%	8/11/22	1,583	1,588
	Reynolds American Inc.	4.850%	9/15/23	2,220	2,277
	Sysco Corp.	2.600%	6/12/22	7,462	7,482
	Unilever Capital Corp.	3.125%	3/22/23	170	172
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	6,825	6,651
					104,206
Energy (4.1%)
	BP Capital Markets America Inc.	2.750%	5/10/23	3,605	3,624
	BP Capital Markets plc	2.500%	11/6/22	907	911
	BP Capital Markets plc	3.535%	11/4/24	316	321
	Canadian Natural Resources Ltd.	2.950%	1/15/23	6,185	6,214
	Chevron USA Inc.	0.333%	8/12/22	2,041	2,034
	ConocoPhillips Co.	2.400%	12/15/22	9,000	9,004
	Ecopetrol SA	5.875%	9/18/23	522	535
	Enbridge Inc.	2.900%	7/15/22	2,212	2,216
	Enbridge Inc.	0.550%	10/4/23	2,800	2,714
[5]	Enbridge Inc., SOFR + 0.630%	0.826%	2/16/24	1,610	1,610
	Energy Transfer LP	3.450%	1/15/23	82	82
	Energy Transfer LP	3.600%	2/1/23	2,917	2,934
	Energy Transfer LP	4.250%	3/15/23	4,500	4,549
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,375	2,395
	EOG Resources Inc.	2.625%	3/15/23	4,732	4,745
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	354	355
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	725	730
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,396	3,427
	Kinder Morgan Inc.	3.150%	1/15/23	633	636
[3]	Kinder Morgan Inc.	5.625%	11/15/23	3,770	3,891
	MPLX LP	3.500%	12/1/22	500	504
	MPLX LP	4.500%	7/15/23	5,447	5,538
	ONEOK Partners LP	3.375%	10/1/22	2,390	2,400
	Pertamina Persero PT	4.875%	5/3/22	200	200
	Phillips 66	4.300%	4/1/22	1,500	1,500
	Phillips 66	3.700%	4/6/23	500	507
	Phillips 66	0.900%	2/15/24	1,975	1,912
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	4,889
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	2,000	2,047
	Saudi Arabian Oil Co.	2.750%	4/16/22	3,135	3,136
[3]	Schlumberger Finance Canada Ltd.	2.650%	11/20/22	2,060	2,067
[3]	Schlumberger Holdings Corp.	3.625%	12/21/22	224	225
[3]	Schlumberger Investment SA	2.400%	8/1/22	7,684	7,688
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	543	544
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	420
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,353	1,353
[3]	Southern Natural Gas Co. LLC	0.625%	4/28/23	1,500	1,469
	Thai Oil PCL	3.625%	1/23/23	100	100
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	200	200
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	3,950	3,962
	TransCanada PipeLines Ltd.	1.000%	10/12/24	1,220	1,160
	Williams Cos. Inc.	3.350%	8/15/22	125	125
	Williams Cos. Inc.	3.700%	1/15/23	1,281	1,290
	Williams Cos. Inc.	4.300%	3/4/24	1,245	1,272
					97,635
Financials (30.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	250	251
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	500	502
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,538
[5]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	0.951%	9/29/23	2,900	2,871
[3]	AIG Global Funding	2.300%	7/1/22	2,891	2,898
[3]	AIG Global Funding	0.400%	9/13/23	4,000	3,874
[3]	AIG Global Funding	0.450%	12/8/23	5,500	5,280
	Air Lease Corp.	2.625%	7/1/22	1,513	1,516
	Air Lease Corp.	2.250%	1/15/23	1,000	1,000
	Air Lease Corp.	2.750%	1/15/23	4,855	4,870
	Air Lease Corp.	3.875%	7/3/23	2,385	2,408
	Air Lease Corp.	3.000%	9/15/23	2,000	1,993
	Allstate Corp.	3.150%	6/15/23	9,907	10,003
	Ally Financial Inc.	4.625%	5/19/22	1,235	1,240
	Ally Financial Inc.	3.050%	6/5/23	6,900	6,928
	American Express Co.	2.750%	5/20/22	2,531	2,532
	American Express Co.	3.400%	2/27/23	4,391	4,451
	American Express Co.	3.700%	8/3/23	8,000	8,148
[3]	ANZ New Zealand International Ltd.	1.900%	2/13/23	2,966	2,965
	Aon Corp.	2.200%	11/15/22	1,140	1,143
	Aon plc	4.000%	11/27/23	1,320	1,343
	Ares Capital Corp.	3.500%	2/10/23	716	720
[3]	Athene Global Funding	2.800%	5/26/23	1,355	1,357
[3]	Athene Global Funding	1.200%	10/13/23	12,501	12,183
	Banco Santander SA	3.500%	4/11/22	3,744	3,745
	Banco Santander SA	3.125%	2/23/23	4,025	4,053
	Banco Santander SA	3.848%	4/12/23	2,520	2,554
	Banco Santander SA	0.701%	6/30/24	3,500	3,399
[5,6]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	2.013%	1/19/23	400	301
	Bank of America Corp.	2.881%	4/24/23	7,141	7,136
	Bank of America Corp.	2.816%	7/21/23	3,478	3,482
	Bank of America Corp.	3.004%	12/20/23	10,377	10,403
	Bank of America Corp.	3.550%	3/5/24	4,900	4,933
	Bank of America Corp.	1.486%	5/19/24	1,000	986
	Bank of America Corp.	0.523%	6/14/24	500	486
	Bank of Montreal	0.400%	9/15/23	17,800	17,271
	Bank of Montreal	0.450%	12/8/23	200	193
	Bank of Montreal	0.625%	7/9/24	200	190
	Bank of New York Mellon Corp.	2.661%	5/16/23	5,520	5,521
	Bank of Nova Scotia	2.375%	1/18/23	7,240	7,267
	Bank of Nova Scotia	1.950%	2/1/23	1,480	1,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	1.625%	5/1/23	10,238	10,169
	Bank of Nova Scotia	0.400%	9/15/23	7,000	6,799
	Bank of Nova Scotia	0.550%	9/15/23	1,000	972
[3]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	12,536	12,561
	Barclays Bank plc	1.700%	5/12/22	1,080	1,081
[5,6]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	1.955%	6/15/23	1,250	946
[3]	BNP Paribas SA	2.950%	5/23/22	6,434	6,444
[3]	BNP Paribas SA	3.500%	3/1/23	6,000	6,064
[3]	BNZ International Funding Ltd.	2.650%	11/3/22	600	601
[3]	BNZ International Funding Ltd.	3.375%	3/1/23	687	694
[3]	BPCE SA	3.000%	5/22/22	2,000	2,004
[3]	BPCE SA	2.750%	1/11/23	1,945	1,952
[3]	BPCE SA	5.700%	10/22/23	5,800	6,000
[5,6]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.175%	4/26/23	410	309
[3]	Brighthouse Financial Global Funding	0.600%	6/28/23	10,575	10,322
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	9,540	9,313
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	6,787	6,662
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,280	2,282
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	5,000	5,074
	Capital One Bank USA NA	3.375%	2/15/23	3,103	3,134
	Capital One Financial Corp.	2.600%	5/11/23	547	549
	Charles Schwab Corp.	3.225%	9/1/22	252	254
	Charles Schwab Corp.	2.650%	1/25/23	1,629	1,641
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,790	4,819
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,855	1,868
	Citigroup Inc.	2.750%	4/25/22	100	100
	Citigroup Inc.	3.500%	5/15/23	5,312	5,390
	Citigroup Inc.	2.876%	7/24/23	10,958	10,974
	Citigroup Inc.	4.044%	6/1/24	2,267	2,296
	Citigroup Inc.	0.776%	10/30/24	2,000	1,933
[3]	Citizens Financial Group Inc.	4.150%	9/28/22	9,278	9,381
[3]	Commonwealth Bank of Australia	2.500%	9/18/22	108	108
	Cooperatieve Rabobank UA	3.950%	11/9/22	375	380
[3]	Credit Agricole SA	3.750%	4/24/23	4,313	4,377
	Credit Suisse AG	1.000%	5/5/23	14,000	13,792
	Credit Suisse Group AG	3.800%	6/9/23	7,050	7,117
[3]	Daiwa Securities Group Inc.	3.129%	4/19/22	1,426	1,427
[3]	Danske Bank A/S	1.171%	12/8/23	2,500	2,469
[3]	Danske Bank A/S	1.226%	6/22/24	2,625	2,505
	Deutsche Bank AG	3.300%	11/16/22	3,115	3,136
	Deutsche Bank AG	0.962%	11/8/23	2,400	2,332
	Discover Bank	3.350%	2/6/23	1,744	1,760
	Discover Bank	4.200%	8/8/23	1,500	1,526
	Discover Financial Services	5.200%	4/27/22	570	571
[3]	DNB Bank ASA	2.150%	12/2/22	425	426
[3]	Equitable Financial Life Global Funding	0.500%	4/6/23	2,939	2,887
[3]	Equitable Financial Life Global Funding	0.500%	11/17/23	5,604	5,408
	Fifth Third Bancorp	1.625%	5/5/23	500	495
	First Republic Bank	2.500%	6/6/22	3,125	3,128
	First Republic Bank	1.912%	2/12/24	3,238	3,211
[3]	Five Corners Funding Trust	4.419%	11/15/23	4,399	4,499
	Franklin Resources Inc.	2.800%	9/15/22	252	254
	GATX Corp.	4.750%	6/15/22	162	163
	GATX Corp.	3.900%	3/30/23	721	731
	Goldman Sachs Group Inc.	3.625%	1/22/23	6,059	6,134
	Goldman Sachs Group Inc.	3.200%	2/23/23	7,590	7,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	0.523%	3/8/23	150	148
	Goldman Sachs Group Inc.	2.908%	6/5/23	2,256	2,258
	Goldman Sachs Group Inc.	2.905%	7/24/23	5,421	5,428
	Goldman Sachs Group Inc.	0.627%	11/17/23	2,084	2,059
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,000	2,930
	Goldman Sachs Group Inc.	0.673%	3/8/24	503	493
	Goldman Sachs Group Inc.	0.657%	9/10/24	500	484
[5,6]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.245%	5/16/23	200	150
	HSBC Holdings plc	3.600%	5/25/23	2,400	2,428
	HSBC Holdings plc	3.033%	11/22/23	5,028	5,046
[6]	HSBC Holdings plc	3.350%	2/16/24	3,163	2,392
	HSBC Holdings plc	3.950%	5/18/24	4,150	4,191
[3]	ING Bank NV	5.800%	9/25/23	2,000	2,070
	Intercontinental Exchange Inc.	2.350%	9/15/22	3,685	3,698
	International Finance Corp.	5.875%	8/15/22	100	101
	Invesco Finance plc	3.125%	11/30/22	3,158	3,185
[3]	Jackson Financial Inc.	1.125%	11/22/23	1,135	1,101
[3]	Jackson National Life Global Funding	2.375%	9/15/22	200	201
	JPMorgan Chase & Co.	3.207%	4/1/23	9,512	9,512
	JPMorgan Chase & Co.	2.776%	4/25/23	3,088	3,089
	JPMorgan Chase & Co.	3.375%	5/1/23	1,090	1,103
	JPMorgan Chase & Co.	2.700%	5/18/23	3,344	3,357
	JPMorgan Chase & Co.	0.697%	3/16/24	2,280	2,238
	JPMorgan Chase & Co.	3.559%	4/23/24	2,423	2,448
	JPMorgan Chase & Co.	3.797%	7/23/24	1,200	1,214
	JPMorgan Chase & Co.	0.653%	9/16/24	1,754	1,706
	KeyBank NA	2.400%	6/9/22	850	852
	KeyBank NA	2.300%	9/14/22	390	392
[3]	Liberty Mutual Group Inc.	4.950%	5/1/22	817	819
[3]	Liberty Mutual Group Inc.	4.250%	6/15/23	1,972	2,006
[6]	Lloyds Banking Group plc	3.650%	3/20/23	750	570
	Lloyds Banking Group plc	1.326%	6/15/23	11,100	11,074
	Lloyds Banking Group plc	4.050%	8/16/23	1,800	1,832
	Lloyds Banking Group plc	2.907%	11/7/23	2,475	2,479
[6]	Lloyds Banking Group plc	3.900%	11/23/23	690	525
	Loews Corp.	2.625%	5/15/23	6,014	6,025
[3]	Macquarie Bank Ltd.	0.441%	12/16/22	6,846	6,778
[3]	Macquarie Group Ltd.	3.189%	11/28/23	17,778	17,822
	Markel Corp.	4.900%	7/1/22	203	205
[3]	MassMutual Global Funding II	2.500%	10/17/22	459	462
[3]	MassMutual Global Funding II	0.480%	8/28/23	2,000	1,946
[3]	Metropolitan Life Global Funding I	2.650%	4/8/22	150	150
[3]	Metropolitan Life Global Funding I	2.400%	6/17/22	635	637
[3]	Metropolitan Life Global Funding I	3.000%	1/10/23	3,011	3,037
[3]	Metropolitan Life Global Funding I	1.950%	1/13/23	11,352	11,338
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,870	1,891
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	10,200	10,357
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	400	398
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	900	872
[3]	Mizuho Bank Ltd.	2.950%	10/17/22	10,000	10,029
	Mizuho Financial Group Inc.	2.601%	9/11/22	1,637	1,641
	Mizuho Financial Group Inc.	2.721%	7/16/23	6,705	6,712
	Mizuho Financial Group Inc.	1.241%	7/10/24	3,400	3,329
	Morgan Stanley	4.875%	11/1/22	2,975	3,025
	Morgan Stanley	3.125%	1/23/23	2,141	2,160
	Morgan Stanley	3.750%	2/25/23	3,692	3,750
	Morgan Stanley	4.100%	5/22/23	1,886	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	0.560%	11/10/23	7,868	7,779
	Morgan Stanley	0.529%	1/25/24	1,300	1,279
	Morgan Stanley	0.731%	4/5/24	5,944	5,822
	Morgan Stanley	3.737%	4/24/24	2,429	2,453
	Morgan Stanley Domestic Holdings Inc.	2.950%	8/24/22	4,272	4,291
	MUFG Union Bank NA	2.100%	12/9/22	1,684	1,687
	Nasdaq Inc.	0.445%	12/21/22	800	791
	National Australia Bank Ltd.	2.500%	5/22/22	140	140
	National Australia Bank Ltd.	2.875%	4/12/23	300	302
[3]	National Bank of Canada	2.150%	10/7/22	12,721	12,742
	National Bank of Canada	2.100%	2/1/23	1,477	1,476
	National Bank of Canada	0.900%	8/15/23	2,500	2,488
[3]	Nationwide Building Society	2.000%	1/27/23	300	299
[3]	Nationwide Building Society	3.622%	4/26/23	8,958	9,055
	Natwest Group plc	6.125%	12/15/22	708	726
	Natwest Group plc	3.498%	5/15/23	2,185	2,187
[3]	NatWest Markets plc	2.375%	5/21/23	2,795	2,783
[3]	New York Life Global Funding	2.250%	7/12/22	1,785	1,791
[3]	New York Life Global Funding	1.100%	5/5/23	290	286
[3]	Nordea Bank Abp	3.750%	8/30/23	3,700	3,749
	Nordea Bank Abp	3.750%	8/30/23	5,000	5,067
	ORIX Corp.	2.900%	7/18/22	918	922
[3]	Pricoa Global Funding I	2.450%	9/21/22	2,678	2,690
	Principal Financial Group Inc.	3.300%	9/15/22	2,719	2,739
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,919
[3]	Protective Life Global Funding	2.924%	4/15/22	217	217
[3]	Protective Life Global Funding	2.615%	8/22/22	1,725	1,734
[3]	Protective Life Global Funding	0.502%	4/12/23	5,200	5,114
[3]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,435
[3]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,633
	Protective Life Global Funding	0.631%	10/13/23	300	291
[3]	Reliance Standard Life Global Funding II	2.625%	7/22/22	5,898	5,919
[3]	Reliance Standard Life Global Funding II	2.150%	1/21/23	895	896
	Santander Holdings USA Inc.	3.400%	1/18/23	1,800	1,812
[3]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,000	5,830
[3]	Standard Chartered plc	1.319%	10/14/23	8,760	8,677
	Standard Chartered plc	1.319%	10/14/23	200	198
	State Bank of India	4.500%	9/28/23	650	663
	State Street Corp.	2.653%	5/15/23	275	275
	State Street Corp.	3.100%	5/15/23	3,000	3,026
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,500	6,559
[6]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	1,420	1,080
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,034
[3]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	2,700	2,626
[3]	Swedbank AB	1.300%	6/2/23	3,050	3,009
[3]	Swiss Re Treasury US Corp.	2.875%	12/6/22	2,082	2,087
	Synchrony Financial	2.850%	7/25/22	572	574
	TD Ameritrade Holding Corp.	2.950%	4/1/22	1,000	1,000
	Toronto-Dominion Bank	0.250%	1/6/23	600	593
	Toronto-Dominion Bank	0.750%	6/12/23	1,046	1,027
	Toronto-Dominion Bank	3.500%	7/19/23	3,500	3,558
	Truist Bank	2.800%	5/17/22	980	980
	Truist Bank	3.689%	8/2/24	2,190	2,220
	Truist Financial Corp.	3.050%	6/20/22	500	501
[3]	UBS Group AG	3.491%	5/23/23	5,951	5,960
[3]	UBS Group AG	2.859%	8/15/23	11,094	11,111
	US Bancorp	2.950%	7/15/22	1,055	1,059
	Wells Fargo & Co.	2.625%	7/22/22	1,813	1,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wells Fargo & Co.	5.250%	9/7/22	80	61
	Wells Fargo & Co.	4.125%	8/15/23	4,925	5,030
	Wells Fargo & Co.	1.654%	6/2/24	3,099	3,062
	Westpac Banking Corp.	2.000%	1/13/23	2,500	2,498
[5,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.982%	6/22/28	2,400	1,812
					723,003
Health Care (8.0%)
	AbbVie Inc.	3.250%	10/1/22	2,790	2,801
	AbbVie Inc.	2.900%	11/6/22	66	67
	AbbVie Inc.	3.200%	11/6/22	958	965
	AbbVie Inc.	2.300%	11/21/22	1,910	1,917
	Aetna Inc.	2.750%	11/15/22	1,930	1,939
	Aetna Inc.	2.800%	6/15/23	7,828	7,862
	Agilent Technologies Inc.	3.875%	7/15/23	1,018	1,033
	AmerisourceBergen Corp.	0.737%	3/15/23	7,046	6,945
	Amgen Inc.	2.250%	8/19/23	3,000	3,000
	Anthem Inc.	3.125%	5/15/22	280	280
	Anthem Inc.	2.950%	12/1/22	1,300	1,309
	Anthem Inc.	3.300%	1/15/23	2,638	2,663
	Anthem Inc.	0.450%	3/15/23	481	473
	AstraZeneca plc	2.375%	6/12/22	180	180
	AstraZeneca plc	0.300%	5/26/23	2,000	1,957
	Baxalta Inc.	3.600%	6/23/22	2,392	2,395
[3,5]	Baxter International Inc., SOFR + 0.260%	0.484%	12/1/23	8,000	7,986
	Biogen Inc.	3.625%	9/15/22	483	487
	Bristol-Myers Squibb Co.	3.250%	8/15/22	150	151
	Bristol-Myers Squibb Co.	2.750%	2/15/23	10,130	10,215
	Bristol-Myers Squibb Co.	3.250%	2/20/23	3,247	3,287
	Bristol-Myers Squibb Co.	0.537%	11/13/23	3,520	3,423
	Cardinal Health Inc.	3.200%	3/15/23	51	51
	Cigna Corp.	3.050%	11/30/22	3,700	3,728
	Cigna Corp.	3.000%	7/15/23	5,000	5,028
	Cigna Corp.	3.750%	7/15/23	4,500	4,567
	CommonSpirit Health	2.950%	11/1/22	857	862
	CVS Health Corp.	3.500%	7/20/22	3,125	3,136
	CVS Health Corp.	2.750%	12/1/22	4,410	4,433
	CVS Health Corp.	4.750%	12/1/22	1,000	1,012
	DH Europe Finance II Sarl	2.050%	11/15/22	9,775	9,789
	Eli Lilly & Co.	2.350%	5/15/22	885	886
	Gilead Sciences Inc.	3.250%	9/1/22	6,834	6,864
	Humana Inc.	3.150%	12/1/22	3,200	3,220
	Humana Inc.	2.900%	12/15/22	7,905	7,955
	Humana Inc.	0.650%	8/3/23	2,000	1,951
	Illumina Inc.	0.550%	3/23/23	6,000	5,885
	Kaiser Foundation Hospitals	3.500%	4/1/22	309	309
	McKesson Corp.	2.700%	12/15/22	9,443	9,468
	Merck & Co. Inc.	2.400%	9/15/22	394	395
[3]	Mylan Inc.	3.125%	1/15/23	800	804
	Novartis Capital Corp.	2.400%	5/17/22	280	280
	Novartis Capital Corp.	2.400%	9/21/22	86	86
	PerkinElmer Inc.	0.550%	9/15/23	7,830	7,608
[3]	Roche Holdings Inc.	2.132%	3/10/25	1,000	980
	Royalty Pharma plc	0.750%	9/2/23	5,670	5,511
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	594	596
	SSM Health Care Corp.	3.688%	6/1/23	16,000	16,149
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	5,800	5,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Thermo Fisher Scientific Inc., SOFR + 0.350%	0.468%	4/18/23	5,000	4,994
	UnitedHealth Group Inc.	2.375%	10/15/22	2,811	2,824
	Viatris Inc.	1.125%	6/22/22	11,106	11,103
	Zoetis Inc.	3.250%	2/1/23	2,632	2,651
					190,123
Industrials (4.3%)
	Boeing Co.	2.700%	5/1/22	230	230
	Boeing Co.	2.200%	10/30/22	309	310
	Boeing Co.	1.167%	2/4/23	1,984	1,961
	Boeing Co.	4.508%	5/1/23	4,240	4,312
	Boeing Co.	1.433%	2/4/24	2,815	2,724
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,628	4,640
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	225	227
	Canadian Pacific Railway Co.	4.450%	3/15/23	975	990
	Canadian Pacific Railway Co.	1.350%	12/2/24	200	192
	Caterpillar Financial Services Corp.	2.400%	6/6/22	200	200
	Caterpillar Financial Services Corp.	2.550%	11/29/22	955	960
	Caterpillar Financial Services Corp.	2.625%	3/1/23	175	176
	Cintas Corp. No. 2	3.250%	6/1/22	210	210
	CNH Industrial Capital LLC	4.375%	4/5/22	4,250	4,250
	CNH Industrial Capital LLC	1.950%	7/2/23	91	90
	CNH Industrial NV	4.500%	8/15/23	2,650	2,707
	Cummins Inc.	3.650%	10/1/23	6,830	6,926
[3]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	3,785	3,671
	Deere & Co.	2.600%	6/8/22	1,641	1,643
	Emerson Electric Co.	2.625%	2/15/23	543	545
[3]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	12,400	12,040
	John Deere Capital Corp.	2.950%	4/1/22	340	340
	John Deere Capital Corp.	2.700%	1/6/23	136	137
	John Deere Capital Corp.	0.250%	1/17/23	242	239
	John Deere Capital Corp.	2.800%	1/27/23	104	105
	L3Harris Technologies Inc.	3.850%	6/15/23	68	69
	Norfolk Southern Corp.	3.000%	4/1/22	380	380
	PACCAR Financial Corp.	2.000%	9/26/22	230	231
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	852	859
[6]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	38
	Republic Services Inc.	4.750%	5/15/23	2,749	2,802
	Rockwell Automation Inc.	0.350%	8/15/23	2,400	2,335
	Ryder System Inc.	2.875%	6/1/22	1,057	1,058
	Ryder System Inc.	2.500%	9/1/22	1,700	1,706
	Ryder System Inc.	3.750%	6/9/23	123	124
	Ryder System Inc.	3.875%	12/1/23	3,000	3,045
[3]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	2,112	2,118
	Southwest Airlines Co.	2.750%	11/16/22	190	191
	Southwest Airlines Co.	4.750%	5/4/23	8,907	9,107
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,669
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	2,470	2,516
	Union Pacific Corp.	4.163%	7/15/22	5,552	5,556
	Union Pacific Corp.	2.950%	1/15/23	2,786	2,805
	Union Pacific Corp.	2.750%	4/15/23	481	483
	Union Pacific Corp.	3.500%	6/8/23	6,140	6,221
	United Parcel Service Inc.	2.350%	5/16/22	502	503
	United Parcel Service Inc.	2.450%	10/1/22	694	697
	Waste Management Inc.	2.900%	9/15/22	4,137	4,148
	Waste Management Inc.	2.400%	5/15/23	3,930	3,930
					102,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (1.8%)
	Carlisle Cos. Inc.	0.550%	9/1/23	690	670
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	201
	DuPont de Nemours Inc.	4.205%	11/15/23	2,465	2,522
	Eastman Chemical Co.	3.600%	8/15/22	11,344	11,375
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	270	272
	Georgia-Pacific LLC	8.000%	1/15/24	1,625	1,774
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	4,126	4,273
[3]	International Flavors & Fragrances Inc.	0.697%	9/15/22	928	924
	LYB International Finance BV	4.000%	7/15/23	40	41
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,905
	Nucor Corp.	4.125%	9/15/22	10,079	10,121
	Nutrien Ltd.	3.150%	10/1/22	3,739	3,756
	Nutrien Ltd.	1.900%	5/13/23	3,091	3,070
	Sherwin-Williams Co.	2.750%	6/1/22	654	655
					43,559
Real Estate (2.2%)
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,275	1,285
	American Tower Corp.	3.500%	1/31/23	70	71
	American Tower Corp.	3.000%	6/15/23	6,922	6,950
	AvalonBay Communities Inc.	2.850%	3/15/23	292	293
[7]	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	6,119
	Boston Properties LP	3.125%	9/1/23	300	302
	Boston Properties LP	3.800%	2/1/24	200	203
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,650	2,668
	Camden Property Trust	4.875%	6/15/23	4,422	4,497
	Crown Castle International Corp.	3.150%	7/15/23	707	712
	ERP Operating LP	3.000%	4/15/23	2,125	2,138
	Federal Realty Investment Trust	2.750%	6/1/23	1,456	1,452
	Kimco Realty Corp.	3.500%	4/15/23	2,836	2,858
	Kimco Realty Corp.	3.125%	6/1/23	7,414	7,447
	Office Properties Income Trust	4.000%	7/15/22	701	702
	Omega Healthcare Investors Inc.	4.375%	8/1/23	742	754
	Post Apartment Homes LP	3.375%	12/1/22	108	108
	Public Storage	2.370%	9/15/22	5,388	5,401
	Realty Income Corp.	4.600%	2/6/24	600	616
	Simon Property Group LP	2.750%	6/1/23	5,088	5,097
	Simon Property Group LP	3.750%	2/1/24	200	203
	SL Green Operating Partnership LP	3.250%	10/15/22	1,789	1,789
	SL Green Realty Corp.	4.500%	12/1/22	175	176
					51,841
Technology (1.8%)
	Adobe Inc.	1.700%	2/1/23	551	549
	Apple Inc.	2.100%	9/12/22	2,078	2,084
	Apple Inc.	2.400%	1/13/23	195	196
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	238	238
[3]	Dell International LLC / EMC Corp.	5.450%	6/15/23	866	892
	Dell International LLC / EMC Corp.	5.450%	6/15/23	171	176
	Fidelity National Information Services Inc.	0.375%	3/1/23	110	108
	Global Payments Inc.	3.750%	6/1/23	1,016	1,026
	Global Payments Inc.	4.000%	6/1/23	3,000	3,043
	Intel Corp.	2.350%	5/11/22	440	440
	Intel Corp.	3.100%	7/29/22	129	130
[6]	Intel Corp.	4.000%	12/1/22	1,020	777
	International Business Machines Corp.	1.875%	8/1/22	3,131	3,136
	International Business Machines Corp.	2.875%	11/9/22	1,281	1,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.650%	11/3/22	709	713
	Moody's Corp.	2.625%	1/15/23	1,200	1,205
	Oracle Corp.	2.500%	10/15/22	3,000	3,010
	Oracle Corp.	2.625%	2/15/23	4,500	4,508
	Oracle Corp.	2.400%	9/15/23	5,926	5,902
	PayPal Holdings Inc.	2.200%	9/26/22	3,100	3,110
	Skyworks Solutions Inc.	0.900%	6/1/23	5,680	5,554
	Texas Instruments Inc.	1.850%	5/15/22	1,122	1,122
	Visa Inc.	2.150%	9/15/22	243	244
	VMware Inc.	0.600%	8/15/23	3,980	3,869
					43,322
Utilities (4.1%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,121
	AEP Texas Inc.	2.400%	10/1/22	1,000	1,001
	Atmos Energy Corp.	0.625%	3/9/23	210	207
[6]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	770	583
	Baltimore Gas and Electric Co.	2.800%	8/15/22	1,442	1,444
	Baltimore Gas and Electric Co.	3.350%	7/1/23	1,290	1,300
	Black Hills Corp.	1.037%	8/23/24	600	573
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	675	674
	CenterPoint Energy Inc.	2.500%	9/1/24	1,235	1,218
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	210	207
	Connecticut Light and Power Co.	2.500%	1/15/23	3,960	3,979
	Dominion Energy Inc.	2.750%	9/15/22	342	343
[3]	Dominion Energy Inc.	2.450%	1/15/23	5,000	5,010
	DTE Energy Co.	0.550%	11/1/22	1,680	1,668
	Duke Energy Carolinas LLC	2.500%	3/15/23	46	46
	Duke Energy Corp.	2.400%	8/15/22	3,915	3,919
	Duke Energy Corp.	3.050%	8/15/22	2,040	2,042
	Duke Energy Ohio Inc.	3.800%	9/1/23	755	763
	Duke Energy Progress LLC	2.800%	5/15/22	720	721
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	3,360	3,393
	Edison International	2.400%	9/15/22	2,719	2,724
	Edison International	3.125%	11/15/22	1,610	1,612
	Edison International	2.950%	3/15/23	2,743	2,738
	Enel Finance America LLC	0.356%	5/12/22	660	659
	Enel Finance America LLC	0.351%	5/18/22	1,000	998
	Enel Finance America LLC	0.356%	5/19/22	700	699
	Enel Finance America LLC	0.321%	6/14/22	1,970	1,965
	Enel Finance America LLC	0.322%	6/17/22	2,070	2,064
[3]	Engie SA	2.875%	10/10/22	160	161
	Entergy Corp.	4.000%	7/15/22	851	853
	Entergy Louisiana LLC	0.620%	11/17/23	2,180	2,116
	Entergy Louisiana LLC	0.950%	10/1/24	2,000	1,911
	Eversource Energy	2.800%	5/1/23	2,443	2,450
	Eversource Energy	3.800%	12/1/23	3,370	3,418
[5]	Eversource Energy, SOFR + 0.250%	0.439%	8/15/23	2,400	2,394
	Exelon Corp.	3.497%	6/1/22	852	853
	MidAmerican Energy Co.	3.700%	9/15/23	1,281	1,297
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	6,700	6,606
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	4,002
[5]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	0.561%	11/3/23	7,300	7,271
	NSTAR Electric Co.	2.375%	10/15/22	2,860	2,867
	NTPC Ltd.	4.750%	10/3/22	1,010	1,019
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,407	1,436
	Progress Energy Inc.	3.150%	4/1/22	315	315
	Southern California Edison Co.	0.700%	4/3/23	658	648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	645	642
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,264
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,578	1,578
[3]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,378
	Tampa Electric Co.	2.600%	9/15/22	589	591
[6]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	800	608
	Virginia Electric and Power Co.	3.450%	9/1/22	6,328	6,346
	Virginia Electric and Power Co.	2.750%	3/15/23	170	171
					96,866
Total Corporate Bonds (Cost $1,661,826)					1,641,569
Sovereign Bonds (1.7%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	3,012	3,026
	Export-Import Bank of India	4.000%	1/14/23	1,603	1,616
	Fondo MIVIVIENDA SA	3.500%	1/31/23	450	454
	Kingdom of Morocco	4.250%	12/11/22	200	202
[8]	Korea Monetary Stabilization Bond	0.880%	7/9/22	20,000,000	16,477
[8]	Korea Monetary Stabilization Bond	1.080%	9/9/22	10,000,000	8,236
	KSA Sukuk Ltd.	2.894%	4/20/22	1,150	1,150
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	591	597
	Republic of Chile	2.250%	10/30/22	1,290	1,293
	Republic of Colombia	2.625%	3/15/23	200	199
	Republic of Croatia	5.500%	4/4/23	840	867
	Republic of Guatemala	5.750%	6/6/22	206	207
	Republic of Hungary	5.375%	2/21/23	5,700	5,841
Total Sovereign Bonds (Cost $41,297)					40,165
				Shares
Temporary Cash Investments (13.9%)
Money Market Fund (6.6%)
[9]	Vanguard Market Liquidity Fund	0.312%		1,575,961	157,580

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.3%)
United States Treasury Bill	0.997%–1.110%	2/23/23	175,000	172,712
Total Temporary Cash Investments (Cost $330,848)				330,292
Total Investments (102.7%) (Cost $2,465,380)				2,436,513
Other Assets and Liabilities—Net (-2.7%)				(63,872)
Net Assets (100%)				2,372,641
Cost is in $000.
1	Securities with a value of $271,000 have been segregated as collateral for open forward currency contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $557,460,000, representing 23.5% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Face amount denominated in Australian dollars.
7	Securities with a value of $453,000 have been segregated as initial margin for open futures contracts.
8	Face amount denominated in Korean won.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	806	170,809	(1,092)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2022	(53)	(6,078)	145
				(947)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Credit Agricole CIB	4/19/22	AUD	1,556	USD	1,119	45	—
BNP Paribas	4/19/22	AUD	208	USD	156	—	(1)
BNP Paribas	4/19/22	AUD	20	USD	15	—	—
JPMorgan Chase Bank, N.A.	4/19/22	USD	14,911	AUD	20,346	—	(317)
BNP Paribas	4/19/22	USD	1,294	AUD	1,787	—	(44)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/15/22	USD	17,760	KRW	20,000,000	1,248	—
JPMorgan Chase Bank, N.A.	9/15/22	USD	8,337	KRW	10,012,968	71	—
						1,364	(362)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,245,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	157,041	—	157,041
Asset-Backed/Commercial Mortgage-Backed Securities	—	267,446	—	267,446
Corporate Bonds	—	1,641,569	—	1,641,569
Sovereign Bonds	—	40,165	—	40,165
Temporary Cash Investments	157,580	172,712	—	330,292
Total	157,580	2,278,933	—	2,436,513
Derivative Financial Instruments
Assets
Futures Contracts[1]	145	—	—	145
Forward Currency Contracts	—	1,364	—	1,364
Total	145	1,364	—	1,509
Liabilities
Futures Contracts[1]	1,092	—	—	1,092
Forward Currency Contracts	—	362	—	362
Total	1,092	362	—	1,454
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.